Share capital	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Share capital [text block]
23.	Share capital

	(a)	Preference shares:

Authorized: Unlimited preference shares without par value

	(b)	Common shares:

Authorized: Unlimited common shares without par value Issued and fully paid:

		Year ended		Year ended
		Dec. 31, 2018		Dec. 31, 2017
	Common		Common
	shares	Amount	shares	Amount

Balance, beginning of year	261,271,188	$1,777,409	237,271,188	$1,588,319
Equity issuance	—	—	24,000,000	195,295
Share issue costs, net of tax	—	(80)	—	(6,205)
Warrants exercised	963	11	—	—
Balance, end of period	261,272,151	$1,777,340	261,271,188	$1,777,409

During the year ended December 31, 2018, the Company declared two semi-annual dividends of C$0.01 per share each. The Company paid $2,026 and $2,019 on March 29, 2018 and September 28, 2018 to shareholders of record as of March 9, 2018 and September 7, 2018, respectively.

On September 27, 2017, the Company issued 24,000,000 Hudbay common shares for net proceeds of $189,090 (net of tax and costs).

During the year ended December, 31, 2017, the Company paid dividends of $1,774 and $1,912 on March 31, 2017 and September 29, 2017 to shareholders of record as of March 10, 2017 and September 8, 2017, respectively.

The Company declared a semi-annual dividend of C$0.01 per share on February 19, 2019. The dividend will be paid on March 29, 2019 to shareholders of record as of March 8, 2019 and is expected to total C$2,613.